6. EQUITY TRANSACTIONS (Details - Warrant assumptions) - Warrants - $ / shares	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Risk free interest rate, minimum	0.79%	1.30%
Risk free interest rate, maximum	2.29%	2.04%
Average expected life Minimum	5 years	5 years
Average expected life Maximum	7 years	7 years
Expected Volatility Rate, Minimum	87.80%	91.20%
Expected Volatility Rate, Maximum	107.40%	98.50%
Expected dividends	$ 0	$ 0